Schedule of Intangible Assets Acquired (Details)	Jun. 30, 2021 USD ($)
Acquired Indefinite-Lived Intangible Assets [Line Items]
Intangible assets	$ 8,590,000
Customer Relationships [Member]
Acquired Indefinite-Lived Intangible Assets [Line Items]
Intangible assets	410,000
Gaming Licenses [Member]
Acquired Indefinite-Lived Intangible Assets [Line Items]
Intangible assets	4,020,000
Trademarks and Trade Names [Member]
Acquired Indefinite-Lived Intangible Assets [Line Items]
Intangible assets	2,540,000
Technology [Member]
Acquired Indefinite-Lived Intangible Assets [Line Items]
Intangible assets	$ 1,620,000